SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in Allowance for Credit Losses for Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, Beginning of Period	$ (472)	$ (717)
Provision for Expected Credit Losses	(1,351)	(305)
Write-Offs	1,409	550
Balance, End of Period	$ (414)	$ (472)